Borrowings - Subordinated Debt (Details)		12 Months Ended
	Aug. 15, 2020 USD ($) issue	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2003 USD ($) trust	Mar. 31, 2021 USD ($)
Debt Instrument [Line Items]
Issuance of subordinated debt, net of issuance costs		$ 98,228,000	$ 0	$ 0
Net proceeds from sale of common stock under employee stock purchase program		978,000	804,000	$ 1,196,000
Borrowings		238,324,000	304,675,000
Subordinated debt
Debt Instrument [Line Items]
Number of separate trusts | trust					2
Borrowings		30,930,000
Subordinated debt | Franklin Financial Network, Inc.
Debt Instrument [Line Items]
Debt instrument, face amount	$ 60,000,000
Number of issues | issue	2
Fair value premium adjustment		369,000
Borrowings		60,369,000
Subordinated debt | Minimum | Franklin Financial Network, Inc.
Debt Instrument [Line Items]
Debt instrument, interest rate, phase two period	6 years
Subordinated debt | Maximum | Franklin Financial Network, Inc.
Debt Instrument [Line Items]
Debt instrument, interest rate, phase two period	10 years
Subordinated debt | Floating Rate Trust Preferred Securities Trust
Debt Instrument [Line Items]
Preferred securities issued to form the trust		$ 30,000,000	$ 30,000,000
Distribution payment period of occurrence of a special event		120 days
Subordinated debt | Floating Rate Trust Preferred Securities Trust I
Debt Instrument [Line Items]
Preferred securities issued to form the trust					$ 9,000,000
Issuance of subordinated debt, net of issuance costs					9,280,000
Net proceeds from sale of common stock under employee stock purchase program					$ 280,000
Debt instrument, interest rate		3.50%	5.19%
Subordinated debt | Floating Rate Trust Preferred Securities Trust I | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on debt variable rate					3.25%
Subordinated debt | Floating Rate Trust Preferred Securities Trust II
Debt Instrument [Line Items]
Preferred securities issued to form the trust					$ 21,000,000
Issuance of subordinated debt, net of issuance costs					21,650,000
Net proceeds from sale of common stock under employee stock purchase program					$ 650,000
Debt instrument, interest rate		3.40%	5.10%
Subordinated debt | Floating Rate Trust Preferred Securities Trust II | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on debt variable rate					3.15%
Subordinated debt | Fixed To Floating Rate Note
Debt Instrument [Line Items]
Basis spread on debt variable rate		4.39%
Debt instrument, interest rate		4.50%
Debt instrument, face amount		$ 100,000,000
Long-term debt, term		10 years
Debt instrument, interest rate, phase one period		5 years
Unamortized debt issuance costs		$ 1,772,000
Percentage of tier 2 capital treatment lost		20.00%
Period for loss of tier 2 capital treatment		5 years
Subordinated debt | Fixed To Floating Rate Note | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate, phase two period		6 years
Subordinated debt | Fixed To Floating Rate Note | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate, phase two period		10 years
Subordinated debt | March 2026 Subordinated Notes | Franklin Financial Network, Inc.
Debt Instrument [Line Items]
Preferred securities issued to form the trust	$ 40,000,000
Debt instrument, interest rate	6.875%
Subordinated debt | March 2026 Subordinated Notes | Franklin Financial Network, Inc. | Subsequent Event | Forecast
Debt Instrument [Line Items]
Debt redemption amount						$ 40,000,000.0
Subordinated debt | March 2026 Subordinated Notes | London Interbank Offered Rate (LIBOR) | Franklin Financial Network, Inc.
Debt Instrument [Line Items]
Basis spread on debt variable rate	5.636%
Subordinated debt | July 2026 Subordinated Notes | Franklin Financial Network, Inc.
Debt Instrument [Line Items]
Preferred securities issued to form the trust	$ 20,000
Debt instrument, interest rate	7.00%
Subordinated debt | July 2026 Subordinated Notes | London Interbank Offered Rate (LIBOR) | Franklin Financial Network, Inc.
Debt Instrument [Line Items]
Basis spread on debt variable rate	6.04%